PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Mar. 31, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS

As of March 31, 2026 and 2025, prepaid expenses and other current assets were comprised of the following:

	As of March 31,
	2026	2025
Prepaid insurance expenses (i)	$385,832	$376,678
Deposit	30,183	73,350
Other prepaid expenses	42,000	52,500
	$458,015	$502,528

(i)	The prepaid insurance expenses represented prepaid directors and officers’ insurance.